UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01533

SELECTED INTERNATIONAL FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2014

Date of reporting period: March 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC.	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCK – (98.75%)
CONSUMER DISCRETIONARY – (12.85%)
Automobiles & Components – (0.74%)
Harley-Davidson, Inc.	661,100	$44,035,871
Consumer Durables & Apparel – (0.46%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	142,900	13,642,622
Hunter Douglas N.V. (Netherlands)	295,596	14,222,427
		27,865,049
Consumer Services – (2.02%)
Las Vegas Sands Corp.	1,490,500	120,402,590
Media – (2.59%)
Liberty Global PLC, Series C *	2,396,000	97,541,160
Walt Disney Co.	713,210	57,106,725
		154,647,885
Retailing – (7.04%)
Amazon.com, Inc. *	167,600	56,373,936
Bed Bath & Beyond Inc. *	2,271,290	156,264,752
CarMax, Inc. *	1,018,800	47,679,840
Liberty Interactive Corp., Series A *	1,732,250	49,992,735
Liberty Ventures, Series A *	116,500	15,183,445
Netflix Inc. *	77,000	27,075,510
Priceline.com Inc. *	56,665	67,501,615
		420,071,833
	Total Consumer Discretionary	767,023,228
CONSUMER STAPLES – (10.17%)
Food & Staples Retailing – (6.71%)
Costco Wholesale Corp.	2,008,364	224,274,008
CVS Caremark Corp.	1,719,645	128,732,625
Sysco Corp.	1,306,000	47,185,780
		400,192,413
Food, Beverage & Tobacco – (3.46%)
Diageo PLC (United Kingdom)	3,256,116	101,023,161
Heineken Holding N.V. (Netherlands)	966,404	62,394,470
Nestle S.A. (Switzerland)	68,600	5,164,109
Philip Morris International Inc.	461,467	37,780,303
		206,362,043
	Total Consumer Staples	606,554,456
ENERGY – (7.41%)
Canadian Natural Resources Ltd. (Canada)	4,223,900	162,071,043
EOG Resources, Inc.	1,046,830	205,356,641
Occidental Petroleum Corp.	319,700	30,464,213
Schlumberger Ltd.	453,380	44,204,550
	Total Energy	442,096,447
FINANCIALS – (34.22%)
Banks – (7.16%)
JPMorgan Chase & Co.	885,770	53,775,097
Wells Fargo & Co.	7,509,079	373,501,589
		427,276,686
Diversified Financials – (20.29%)
Capital Markets – (9.33%)
Bank of New York Mellon Corp.	8,385,800	295,934,882
Brookfield Asset Management Inc., Class A (Canada)	1,327,150	54,214,078

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Capital Markets – (Continued)
Charles Schwab Corp.	2,404,000	$65,701,320
Goldman Sachs Group, Inc.	144,500	23,676,325
Julius Baer Group Ltd. (Switzerland)	2,646,078	117,420,553
		556,947,158
Consumer Finance – (6.52%)
American Express Co.	4,323,470	389,242,004
Diversified Financial Services – (4.44%)
Berkshire Hathaway Inc., Class A *	1,079	202,150,704
Visa Inc., Class A	289,500	62,491,470
		264,642,174
		1,210,831,336
Insurance – (5.91%)
Multi-line Insurance – (2.39%)
Fairfax Financial Holdings Ltd. (Canada)	66,650	28,785,468
Fairfax Financial Holdings Ltd., 144A (Canada)(a)	31,520	13,685,753
Loews Corp.	2,275,240	100,224,322
		142,695,543
Property & Casualty Insurance – (2.90%)
ACE Ltd.	494,400	48,975,264
Markel Corp. *	21,700	12,935,370
Progressive Corp.	4,592,350	111,226,717
		173,137,351
Reinsurance – (0.62%)
Alleghany Corp. *	91,100	37,112,318
		352,945,212
Real Estate – (0.86%)
Hang Lung Group Ltd. (Hong Kong)	10,172,000	51,145,233
	Total Financials	2,042,198,467
HEALTH CARE – (8.25%)
Health Care Equipment & Services – (6.79%)
Express Scripts Holding Co. *	1,538,000	115,488,420
Laboratory Corp. of America Holdings *	1,326,900	130,314,849
UnitedHealth Group Inc.	1,944,510	159,430,375
		405,233,644
Pharmaceuticals, Biotechnology & Life Sciences – (1.46%)
Agilent Technologies, Inc.	529,540	29,611,877
Valeant Pharmaceuticals International, Inc. (Canada)*	436,000	57,477,880
		87,089,757
	Total Health Care	492,323,401
INDUSTRIALS – (6.23%)
Capital Goods – (3.72%)
OCI N.V. (Netherlands)*	1,926,430	87,407,693
PACCAR Inc.	1,074,500	72,464,280
Schneider Electric S.A. (France)	334,000	29,609,684
Textron Inc.	832,810	32,721,105
		222,202,762

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	March 31, 2014 (Unaudited)

	Shares/Units/ Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Commercial & Professional Services – (0.22%)
Experian PLC (United Kingdom)	722,728	$13,024,927
Transportation – (2.29%)
China Merchants Holdings International Co., Ltd. (China)	15,192,235	52,295,839
Kuehne & Nagel International AG (Switzerland)	543,469	76,044,472
Wesco Aircraft Holdings, Inc. *	383,940	8,450,519
		136,790,830
	Total Industrials	372,018,519
INFORMATION TECHNOLOGY – (13.42%)
Semiconductors & Semiconductor Equipment – (2.12%)
Texas Instruments Inc.	2,685,790	126,634,998
Software & Services – (10.87%)
Activision Blizzard, Inc.	2,463,000	50,343,720
ASAC II L.P., Private Placement *(b)	69,800,000	93,217,900
Google Inc., Class A *	313,640	349,554,917
Microsoft Corp.	1,356,000	55,582,440
Oracle Corp.	1,164,840	47,653,604
Qihoo 360 Technology Co. Ltd., Class A, ADR (China)*	249,460	24,841,227
SouFun Holdings Ltd., Class A, ADR (China)	271,000	18,541,820
Twitter, Inc. *(c)	194,630	9,083,382
		648,819,010
Technology Hardware & Equipment – (0.43%)
Hewlett-Packard Co.	790,280	25,573,461
	Total Information Technology	801,027,469
MATERIALS – (6.20%)
Air Products and Chemicals, Inc.	1,128,400	134,324,736
Ecolab Inc.	696,100	75,171,839
Emerald Plantation Holdings Ltd. (China)*	2,338,784	514,532
Lafarge S.A. (France)	779,800	60,912,307
Martin Marietta Materials, Inc.	122,620	15,738,277
Monsanto Co.	453,810	51,629,964
Praxair, Inc.	240,200	31,458,994
	Total Materials	369,750,649
TOTAL COMMON STOCK – (Identified cost $2,931,676,574)		5,892,992,636
CORPORATE BONDS – (0.04%)
MATERIALS – (0.04%)
Emerald Plantation Holdings Ltd., Sr. Notes, 6.00%/8.00%, 01/30/20 (China)(d)	$2,613,257	1,999,142
TOTAL CORPORATE BONDS – (Identified cost $1,782,191)		1,999,142
SHORT-TERM INVESTMENTS – (0.93%)
COMMERCIAL PAPER – (0.23%)
Prudential Funding LLC, 0.08%, 04/01/14	10,000,000	10,000,000
Working Capital Management Co., 0.13%, 04/01/14	4,000,000	4,000,000
	Total Commercial Paper	14,000,000

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	March 31, 2014 (Unaudited)

	Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
REPURCHASE AGREEMENTS – (0.70%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.10%, 04/01/14, dated 03/31/14, repurchase value of $21,765,060 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-4.75%, 07/31/15-06/15/39, total market value $22,200,300)	$21,765,000	$21,765,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.10%, 04/01/14, dated 03/31/14, repurchase value of $19,938,055 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-5.50%, 09/20/27-12/20/42, total market value $20,336,760)	19,938,000	19,938,000
	Total Repurchase Agreements	41,703,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $55,703,000)		55,703,000
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (0.14%)
State Street Navigator Securities Lending Prime Portfolio	8,451,808	8,451,808
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (Identified cost $8,451,808)		8,451,808
Total Investments – (99.86%) – (Identified cost $2,997,613,573) – (e)		5,959,146,586
Other Assets Less Liabilities – (0.14%)		8,433,140
	Net Assets – (100.00%)	$5,967,579,726

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $13,685,753 or 0.23% of the Fund's net assets as of March 31, 2014.

(b)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $93,217,900 or 1.56% of the Fund's net assets as of March 31, 2014.

(c)
Security is partially on loan – The Fund has entered into a securities lending arrangement with State Street Bank and Trust Company (“State Street Bank”). Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of March 31, 2014, the Fund had on loan securities valued at $8,175,044; cash of $8,451,808 was received as collateral for the loans. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

(d)
Represents a PIK Toggle Note: PIK (Pay-In-Kind) toggle notes pay interest in cash at one rate or, at the company's option, pay interest in additional PIK toggle notes. The interest paid in additional notes is set at a higher rate than the cash interest rate.

(e)	Aggregate cost for federal income tax purposes is $2,997,613,573. At March 31, 2014 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$2,974,184,460
Unrealized depreciation	(12,651,447)
Net unrealized appreciation	$2,961,533,013

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC.	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCK – (97.17%)
CONSUMER DISCRETIONARY – (23.45%)
Consumer Durables & Apparel – (7.35%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	45,780	$4,370,604
Hunter Douglas N.V. (Netherlands)	28,812	1,386,272
		5,756,876
Media – (3.61%)
Grupo Televisa S.A.B., ADR (Mexico)	84,950	2,827,985
Retailing – (12.49%)
Ctrip.com International, Ltd., ADR (China)*	76,680	3,866,206
Vipshop Holdings Ltd., ADS (China)*	39,610	5,913,773
		9,779,979
	Total Consumer Discretionary	18,364,840
CONSUMER STAPLES – (17.52%)
Food & Staples Retailing – (0.84%)
Brasil Pharma S.A. (Brazil)*	386,080	655,094
Food, Beverage & Tobacco – (16.68%)
Diageo PLC (United Kingdom)	99,460	3,085,812
Heineken Holding N.V. (Netherlands)	63,235	4,082,676
Lindt & Spruengli AG - Participation Certificate (Switzerland)	835	4,138,872
Nestle S.A. (Switzerland)	23,370	1,759,260
		13,066,620
	Total Consumer Staples	13,721,714
ENERGY – (3.13%)
Canadian Natural Resources Ltd. (Canada)	63,800	2,448,006
Total Energy		2,448,006
FINANCIALS – (3.75%)
Diversified Financials – (3.75%)
Capital Markets – (0.92%)
CETIP S.A. - Mercados Organizados (Brazil)	59,690	723,436
Diversified Financial Services – (2.83%)
Groupe Bruxelles Lambert S.A. (Belgium)	14,910	1,488,794
Pargesa Holding S.A., Bearer Shares (Switzerland)	8,380	725,151
		2,213,945
	Total Financials	2,937,381
HEALTH CARE – (13.91%)
Health Care Equipment & Services – (7.46%)
Diagnosticos da America S.A. (Brazil)	222,450	1,485,288
Essilor International S.A. (France)	19,990	2,015,870
Shandong Weigao Group Medical Polymer Co. Ltd. - H (China)	470,300	535,389
Sinopharm Group Co. - H (China)	658,390	1,803,750
		5,840,297
Pharmaceuticals, Biotechnology & Life Sciences – (6.45%)
Roche Holding AG - Genusschein (Switzerland)	10,000	2,997,568
Sinovac Biotech Ltd. (China)*	176,360	1,268,028
Valeant Pharmaceuticals International, Inc. (Canada)*	5,950	784,389
		5,049,985
	Total Health Care	10,890,282
INDUSTRIALS – (18.57%)
Capital Goods – (11.46%)
Brenntag AG (Germany)	4,880	905,243
Schindler Holding AG - Participation Certificate (Switzerland)	23,320	3,437,131

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	March 31, 2014 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Capital Goods – (Continued)
Schneider Electric S.A. (France)	52,270	$4,633,827
		8,976,201
Commercial & Professional Services – (1.97%)
Experian PLC (United Kingdom)	85,815	1,546,549
Transportation – (5.14%)
Kuehne & Nagel International AG (Switzerland)	28,750	4,022,821
	Total Industrials	14,545,571
INFORMATION TECHNOLOGY – (12.19%)
Software & Services – (12.19%)
58.com Inc., Class A, ADR (China)*	3,740	155,696
NetEase, Inc., ADR (China)	34,730	2,337,329
Qihoo 360 Technology Co. Ltd., Class A, ADR (China)*	12,130	1,207,906
SINA Corp. (China)*	14,470	873,988
SouFun Holdings Ltd., Class A, ADR (China)	40,810	2,792,220
Youku Tudou Inc., ADR (China)*	77,700	2,178,708
		9,545,847
	Total Information Technology	9,545,847
MATERIALS – (4.65%)
Greatview Aseptic Packaging Co., Ltd. (China)	1,049,550	557,487
Lafarge S.A. (France)	39,430	3,079,985
	Total Materials	3,637,472
TOTAL COMMON STOCK – (Identified cost $57,862,181)		76,091,113
SHORT-TERM INVESTMENTS – (2.46%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.10%, 04/01/14, dated 03/31/14, repurchase value of $1,006,003 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-4.75%, 07/31/15-06/15/39, total market value $1,026,120)	$1,006,000	1,006,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.10%, 04/01/14, dated 03/31/14, repurchase value of $922,003 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%- 6.00%, 08/15/23-02/20/44, total market value $940,440)	922,000	922,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,928,000)		1,928,000
Total Investments – (99.63%) – (Identified cost $59,790,181) – (a)		78,019,113
Other Assets Less Liabilities – (0.37%)		290,279
	Net Assets – (100.00%)	$78,309,392

ADR: American Depositary Receipt

ADS: American Depositary Share

* Non-Income producing security.

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	March 31, 2014 (Unaudited)

(a)	Aggregate cost for federal income tax purposes is $61,028,629. At March 31, 2014 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$19,304,163
Unrealized depreciation	(2,313,679)
Net unrealized appreciation	$16,990,484

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Notes to Schedule of Investments
March 31, 2014 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are valued at the last quoted bid price.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued.  Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds’ Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Funds’ Board of Directors at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Fair valuation standardized methodologies used by the Funds for equity securities include, but are not limited to, pricing partnerships by calculating the liquidation value of the investment on a daily basis using the closing price of the underlying stock and a waterfall schedule, which apportions the value of the partnership’s interests based on the value of the net assets of the investment. A liquidity discount is then applied to the liquidation value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds’ valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

SELECTED FUNDS	Notes to Schedule of Investments – (Continued)
March 31, 2014 (Unaudited)

Value Measurements - (Continued)

The following is a summary of the inputs used as of March 31, 2014 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Selected	Selected
	American Shares	International Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$767,023,228	$18,364,840
Consumer Staples	606,554,456	13,721,714
Energy	442,096,447	2,448,006
Financials	2,042,198,467	2,937,381
Health Care	492,323,401	10,890,282
Industrials	372,018,519	14,545,571
Information Technology	707,809,569	9,545,847
Materials	369,236,117	3,637,472
Total Level 1	5,799,260,204	76,091,113

Level 2 – Other Significant Observable Inputs:
Equity securities:
Materials	514,532	–
Corporate debt securities	1,999,142	–
Short-term securities	55,703,000	1,928,000
Investment of cash collateral for securities loaned	8,451,808	–
Total Level 2	66,668,482	1,928,000

Level 3 – Significant Unobservable Inputs:
Equity securities:
Information Technology	93,217,900	–
Total Level 3	93,217,900	–
Total Investments	$5,959,146,586	$78,019,113

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended March 31, 2014.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended March 31, 2014:

Selected American Shares
Investment Securities:
Beginning balance	$78,713,460
Increase in unrealized appreciation	14,504,440
Ending balance	$93,217,900

Increase in unrealized appreciation during the period on Level 3 securities still held at March 31, 2014.	$14,504,440

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period.

SELECTED FUNDS	Notes to Schedule of Investments – (Continued)
March 31, 2014 (Unaudited)

Value Measurements - (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value.  Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table for Selected American Shares

	Fair Value at	Valuation	Unobservable
Investments at Value	March 31, 2014	Technique	Input	Amount
Equity securities	$93,217,900	Liquidation proceeds/Waterfall methodology based on underlying investment value, then applying liquidity discount	Discount rate	14.05%

The significant unobservable input used in the fair value measurement of equity securities is the discount rate, which, if changed, would affect the fair value of the Fund’s investment.  An increase in the discount rate would result in a decrease in the fair value of the investment.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED INTERNATIONAL FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 30, 2014

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date: May 30, 2014